Commitments and Contingencies (Details) (Detail) - USD ($)			4 Months Ended	7 Months Ended
	Oct. 27, 2020	Jun. 09, 2020	Jun. 09, 2020	Sep. 30, 2020
Underwriting Agreement [Abstract]
Sale of stock underwriter option term		45 days	45 days
Underwriting discount (in dollars per share)		$ 0.20
Underwriting expense		$ 3,000,000
Deferred underwriting discount (in dollars per share)		$ 0.35
Deferred underwriting commissions		$ 5,232,500	$ 5,232,500	$ 5,232,500
Payment of deferred underwriting commissions			$ 3,165,206	$ 3,543,021
Subsequent Event [Member]
Underwriting Agreement [Abstract]
Payment of deferred underwriting commissions	$ 5,200,000
Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)		1,950,000	1,950,000